LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus AssuranceSM (Prime)

Supplement dated June 7, 2024 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2024

This Supplement to your summary prospectus outlines important changes that become effective on and after
June 25, 2024.  These changes are related to:

a) Appendix A – Funds Available Under The Contract; and
b) Appendix B – Investment Requirements.

All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide long-term capital appreciation.	First Trust Capital Strength Hedged Equity Portfolio – Class I	1.25%	N/A	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period”), to provide returns that track those of the Invesco QQQ TrustSM, Series 1 up to a cap, while providing a buffer against losses; a fund of funds.	Lincoln Hedged Nasdaq-100 Fund – Service Class	1.20%[2]	36.33%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, while providing a buffer against losses; a fund of funds.	Lincoln Hedged S&P 500 Conservative Fund[3] – Service Class	1.05%[2]	13.00%	N/A	N/A
Over a specified annual period (an “Outcome Period”), to provide returns that track those of the S&P 500 Price Return Index (“Index”) up to a cap, whole providing a buffer against losses; a fund of funds.	Lincoln Hedged S&P 500 Fund[3] – Service Class	1.05%[2]	16.63%	N/A	N/A
Seeks, over a specified annual period (an “Outcome Period’), to provide returns that track those of the Invesco QQQ TrustSM, Series 1 up to a cap, while providing a buffer against losses; a fund of funds.
	Lincoln Opportunistic Hedged Equity Fund – Service Class	1.05%[2]	N/A	N/A	N/A
Capital growth.	LVIP American Century Capital Appreciation Fund – Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	20.55%	13.09%	N/A
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.96%[2]	8.24%	9.92%	7.92%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund – Service Class advised by Lincoln Financial Investments Corporation	0.77%[2]	3.40%	2.65%	1.90%
Capital growth.	LVIP American Century International Fund – Service Class advised by Lincoln Financial Investments Corporation	1.10%[2]	12.43%	8.12%	3.91%
Long-term capital growth, income is secondary objective.	LVIP American Century Mid Cap Value Fund – Service Class advised by Lincoln Financial Investments Corporation	1.01%[2]	6.03%	10.90%	8.61%
Long-term capital growth.	LVIP American Century Ultra Fund – Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	43.27%	19.07%	14.47%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	9.02%	11.71%	8.36%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund – Class IB	1.07%[2]	28.52%	12.28%	8.44%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund – Class IB	0.90%	26.11%	16.09%	12.59%
1The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.

2This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

3The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee.  The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective on June 25, 2024 and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) purchased on or after May 21, 2018 and prior to May 18, 2020. The Lincoln Opportunistic Hedged Equity Fund, LVIP American Century Inflation Protection Fund and Putnam VT Sustainable Leaders Fund will be added to the list of funds among which you may allocate 100% of your Account Value.

Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), are transitioning to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Guaranteed Income Benefit (Managed Risk) prior to May 21, 2018 or on or after May 18, 2020, the following changes apply. The LVIP American Century Inflation Protection Fund will be added to the list of funds in Group 1. The LVIP American Century Inflation Protection Fund will be added to the list of funds among which you may allocation 100% of your Contract Value or Account Value.

Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. The Lincoln Opportunistic Hedged Equity Fund and Putnam VT Sustainable Leaders Fund will be added to the list of funds among which you may allocate 100% of your Account Value. Lincoln Hedged Nasdaq-100 Fund will be added to the list of exceptions that you may not allocate 100% of your Account Value. The First Trust Defensive Equity Strength Model will be added to the list of available asset allocation models.

Investment Requirements for other Living Benefit Riders purchased on or after November 28, 2016 (January 9, 2017 for existing Contractowners). If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after November 28, 2016 (January 9, 2017 for existing Contractowners) but prior to May 21, 2018, Lincoln Market Select® Advantage on or after November 28, 2016 (January 9, 2017 for existing Contractowners), or you are transitioning from Lincoln Market Select® Advantage to i4LIFE® Advantage Select Guaranteed Income Benefit, the following changes apply. The LVIP American Century Inflation Protection Fund will be added to the list of funds in Group 1. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund, Lincoln Opportunistic Hedged Equity Fund, LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century International Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund, LVIP American Century Value Fund and Putnam VT Sustainable Leaders Fund will be added to the list of funds in Group 2. The Lincoln Hedged S&P 500 Conservative Fund, Lincoln Hedged S&P 500 Fund, LVIP American Century Inflation Protection Fund and Lincoln Opportunistic Hedged Equity Fund will be added to the list of funds among which you may allocate 100% of your Contract Value or Account Value. The First Trust Defensive Equity Strength Mode will be added to the list of available allocations models.

Investment Requirements for i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowners). If you elected i4LIFE® Advantage Guaranteed Income Benefit (version 4) riders purchased on or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowners, the following changes apply. The LVIP American Century Inflation Protection Fund will be added to the list of funds in Group 1. The LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century International Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund and LVIP American Century Value Fund will be added to the list of funds in Group 2. The LVIP American Century Inflation Protection Fund will be added to the list of funds among which you may allocate 100% of your Contract Value or Account Value.

Investment Requirements for other Living Benefit Riders purchase prior to February 8, 2016. If you have elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), the following changes apply. The American Century Inflation Protection Fund will be added to the list of funds in Group 1. The Putnam VT Sustainable Leaders Fund will be added to the list of funds in Group 2. The LVIP American Century Inflation Protection Fund will be added to the list of funds among which you may allocate 100% of your Contract Value or Account Value.

Please retain this Supplement for future reference.